Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation And Amortization [Abstract]
Depreciation of property, plant and equipment	$ 246	$ 247	$ 290
Amortization of internal use software	32	24	10
Amortization of identified intangible assets	236	262	291
Depreciation, amortization and impairment	$ 514	$ 533	$ 591